File No. 33-84546
                                             Filed Pursuant to Rule 497(e) under
                                                      the Securities Act of 1933

                                                                February 4, 2009


                  Supplement to the April 28, 2008 Prospectuses
                                       for

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

Portfolio                                                             Prospectus

Pioneer Global High Yield VCT Portfolio                               Class II
Pioneer Ibbotson Aggressive Allocation VCT Portfolio                  Class II
Pioneer Independence VCT Portfolio                                    Class I and Class II
Pioneer International Value VCT Portfolio                             Class I and Class II
Pioneer Oak Ridge Large Cap Growth VCT Portfolio                      Class II
Pioneer Small Cap Value VCT Portfolio                                 Class I and Class II
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The Trustees of Pioneer Variable Contracts Trust (the "Trust") have authorized the liquidation of the following six series of the Trust: Pioneer Global High
Yield VCT Portfolio, Pioneer Ibbotson Aggressive Allocation VCT Portfolio,
Pioneer Independence VCT Portfolio, Pioneer International Value VCT Portfolio,
Pioneer Oak Ridge Large Cap Growth VCT Portfolio and Pioneer Small Cap Value VCT
Portfolio (collectively, the "Portfolios"). It is anticipated that the
Portfolios will be liquidated on or about April 24, 2009. The Portfolios will discontinue accepting requests to purchase shares of the Portfolios on or about
April 23, 2009. Prior to each Portfolio's liquidation, all or a substantial portion of the Portfolio's assets may be invested in cash, cash equivalents and debt securities with remaining maturities of less than one year. When invested in such instruments in anticipation of the liquidation, each Portfolio may not be able to achieve its investment objective.


                                                                   22764-00-0209
                                         (C)2009 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds